Condensed Consolidated Statements of Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Statement of Comprehensive Income [Abstract]
Net Income Loss	$ (30,569,619)	$ 477,429	$ (65,690,663)	$ (9,529,872)	$ (14,024,268)	$ (9,741,832)
Other comprehensive income, net of tax:
Changes in foreign currency translation reserve	(191,457)	105,059	111,943	298	70,298	(38,063)
Less: changes in foreign currency translation reserve attributable to non-controlling interest	697	(16,734)	746	(11,068)	13,165	2,290
Other comprehensive income (loss) attributable to Roadzen Inc. ordinary shareholders	(192,154)	121,793	111,197	11,366	57,133	(40,353)
Total comprehensive loss attributable to Roadzen, Inc. ordinary shareholders	$ (30,761,773)	$ 599,222	$ (65,579,466)	$ (9,518,506)	$ (13,967,135)	$ (9,782,185)